Business segment information (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Components of Segment Sales and Operating Revenue

Segment sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Sales and operating revenue:
Mobile Communications —
Customers	1,262,849	1,409,179	1,121,925
Intersegment	2,165	1,036	5,548

Total	1,265,014	1,410,215	1,127,473
Game & Network Services —
Customers	946,479	1,292,146	1,479,775
Intersegment	97,379	95,883	72,118

Total	1,043,858	1,388,029	1,551,893
Imaging Products & Solutions —
Customers	739,800	720,138	704,468
Intersegment	4,005	3,712	6,724

Total	743,805	723,850	711,192
Home Entertainment & Sound —
Customers	1,196,698	1,235,686	1,155,085
Intersegment	3,040	2,371	3,957

Total	1,199,738	1,238,057	1,159,042
Devices —
Customers	552,398	725,960	766,757
Intersegment	189,422	201,120	169,023

Total	741,820	927,080	935,780
Pictures —
Customers	828,668	876,314	935,827
Intersegment	916	2,367	2,315

Total	829,584	878,681	938,142
Music —
Customers	498,330	540,504	600,969
Intersegment	18,626	18,740	16,675

Total	516,956	559,244	617,644
Financial Services —
Customers	988,944	1,077,604	1,066,319
Intersegment	4,902	6,025	6,750

Total	993,846	1,083,629	1,073,069
All Other —
Customers	701,089	298,694	242,149
Intersegment	60,683	87,909	91,092

Total	761,772	386,603	333,241
Corporate and elimination	(329,127)	(379,508)	(341,764)

Consolidated total	7,767,266	8,215,880	8,105,712

Components of Segment Profit or Loss

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Operating income (loss):
Mobile Communications	8,721	(217,574)	(61,435)
Game & Network Services	(18,845)	48,104	88,668
Imaging Products & Solutions	12,201	41,779	72,134
Home Entertainment & Sound	(20,982)	24,102	50,558
Devices	(16,937)	89,031	(28,580)
Pictures	51,619	58,527	38,507
Music	52,406	60,604	87,323
Financial Services	170,292	193,307	156,543
All Other	(120,245)	(94,977)	2,009

Total	118,230	202,903	405,727
Corporate and elimination	(91,735)	(134,355)	(111,530)

Consolidated operating income	26,495	68,548	294,197
Other income	42,453	25,076	66,849
Other expenses	(43,207)	(53,895)	(56,542)

Consolidated income before income taxes	25,741	39,729	304,504

Components of Other Significant Items

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Equity in net income (loss) of affiliated companies:
Mobile Communications	(2,700)	(534)	(186)
Game & Network Services	—	—	—
Imaging Products & Solutions	188	(70)	—
Home Entertainment & Sound	—	—	—
Devices	—	—	—
Pictures	(1,829)	(742)	(981)
Music	2,338	3,471	3,801
Financial Services	(2,336)	(782)	(645)
All Other	(3,035)	2,578	249

Consolidated total	(7,374)	3,921	2,238

Depreciation and amortization:
Mobile Communications	23,815	24,128	24,186
Game & Network Services	16,529	18,336	20,798
Imaging Products & Solutions	39,589	32,622	28,472
Home Entertainment & Sound	25,806	25,238	21,781
Devices	106,472	87,795	105,975
Pictures	18,078	19,980	22,375
Music	15,572	14,644	17,795
Financial Services, including deferred insurance acquisition costs	54,348	66,223	102,270
All Other	25,416	11,507	10,286

Total	325,625	300,473	353,938
Corporate	51,070	54,151	43,153

Consolidated total	376,695	354,624	397,091

Sales and Operating Revenue to External Customers by Product Category

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Sales and operating revenue:
Mobile Communications	1,262,849	1,409,179	1,121,925
Game & Network Services
Hardware	513,425	733,757	721,829
Network	200,229	351,467	529,318
Other	232,825	206,922	228,628

Total	946,479	1,292,146	1,479,775
Imaging Products & Solutions
Digital Imaging Products	442,723	432,594	418,232
Professional Solutions	277,417	271,903	262,675
Other	19,660	15,641	23,561

Total	739,800	720,138	704,468
Home Entertainment & Sound
Televisions	754,308	835,068	797,764
Audio and Video	431,519	396,814	354,946
Other	10,871	3,804	2,375

Total	1,196,698	1,235,686	1,155,085
Devices
Semiconductors	342,072	501,015	558,983
Components	207,833	217,935	197,316
Other	2,493	7,010	10,458

Total	552,398	725,960	766,757
Pictures
Motion Pictures	422,255	434,253	447,355
Television Productions	247,568	252,456	270,115
Media Networks	158,845	189,605	218,357

Total	828,668	876,314	935,827
Music
Recorded Music	347,684	383,350	412,718
Music Publishing	66,869	70,959	71,258
Visual Media and Platform	83,777	86,195	116,993

Total	498,330	540,504	600,969
Financial Services	988,944	1,077,604	1,066,319
All Other	701,089	298,694	242,149
Corporate	52,011	39,655	32,438

Consolidated total	7,767,266	8,215,880	8,105,712

Sales and Operating Revenue Attributed to Countries and Areas Based on Location of External Customers and Long-Lived Assets

Sales and operating revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2014, 2015 and 2016 and property, plant and equipment, net as of March 31, 2015 and 2016 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Sales and operating revenue:
Japan	2,199,099	2,233,776	2,317,312
United States	1,302,052	1,528,097	1,733,759
Europe	1,753,526	1,932,941	1,881,329
China	520,539	546,697	540,497
Asia-Pacific	1,013,635	1,052,453	959,171
Other Areas	978,415	921,916	673,644

Total	7,767,266	8,215,880	8,105,712

	Yen in millions
	March 31
	2015	2016
Property, plant and equipment, net:
Japan	495,502	625,143
United States	85,412	99,743
Europe	38,637	31,738
China	69,854	19,884
Asia-Pacific	41,096	37,042
Other Areas	8,784	7,268

Total	739,285	820,818